Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended	20 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000034078
Average Annual Return [Line Items]
Average Annual Return, Percent	8.64%				(2.14%)	0.08%
C000034080
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%				(2.37%)	(0.25%)
C000023406
Average Annual Return [Line Items]
Average Annual Return, Percent	17.39%				6.23%	5.97%
C000023408
Average Annual Return [Line Items]
Average Annual Return, Percent	22.67%				6.70%	5.96%
C000107874
Average Annual Return [Line Items]
Average Annual Return, Percent	12.93%				0.68%	1.47%
C000107875
Average Annual Return [Line Items]
Average Annual Return, Percent	17.85%				1.10%	1.44%
C000023423
Average Annual Return [Line Items]
Average Annual Return, Percent	17.36%				6.27%	5.58%
C000023425
Average Annual Return [Line Items]
Average Annual Return, Percent	22.60%				6.76%	5.62%
Without Sales Load [Member] | C000034078
Average Annual Return [Line Items]
Average Annual Return, Percent	11.35%				(1.64%)	0.34%
Without Sales Load [Member] | C000034080
Average Annual Return [Line Items]
Average Annual Return, Percent	10.58%				(2.37%)	(0.25%)
Without Sales Load [Member] | C000034081
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%				(1.38%)	0.61%
Without Sales Load [Member] | C000105408
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%				(1.90%)	0.09%
Without Sales Load [Member] | C000122013
Average Annual Return [Line Items]
Average Annual Return, Percent	11.70%				(1.37%)	0.62%
Without Sales Load [Member] | C000079030
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%				(1.38%)	0.61%
Without Sales Load [Member] | C000023406
Average Annual Return [Line Items]
Average Annual Return, Percent	24.55%				7.49%	6.59%
Without Sales Load [Member] | C000023408
Average Annual Return [Line Items]
Average Annual Return, Percent	23.67%				6.70%	5.96%
Without Sales Load [Member] | C000023409
Average Annual Return [Line Items]
Average Annual Return, Percent	24.90%				7.76%	6.86%
Without Sales Load [Member] | C000218334
Average Annual Return [Line Items]
Average Annual Return, Percent	24.94%			9.82%
Without Sales Load [Member] | C000079029
Average Annual Return [Line Items]
Average Annual Return, Percent	24.87%				7.76%	6.86%
Without Sales Load [Member] | C000107874
Average Annual Return [Line Items]
Average Annual Return, Percent	19.76%				1.88%	2.07%
Without Sales Load [Member] | C000107875
Average Annual Return [Line Items]
Average Annual Return, Percent	18.85%				1.10%	1.44%
Without Sales Load [Member] | C000105125
Average Annual Return [Line Items]
Average Annual Return, Percent	20.30%				2.26%	2.43%
Without Sales Load [Member] | C000107876
Average Annual Return [Line Items]
Average Annual Return, Percent	19.46%				1.62%	1.80%
Without Sales Load [Member] | C000107877
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%				2.13%	2.33%
Without Sales Load [Member] | C000094856
Average Annual Return [Line Items]
Average Annual Return, Percent	22.42%				4.67%	4.06%
Without Sales Load [Member] | C000023423
Average Annual Return [Line Items]
Average Annual Return, Percent	24.53%				7.54%	6.21%
Without Sales Load [Member] | C000023425
Average Annual Return [Line Items]
Average Annual Return, Percent	23.60%				6.76%	5.62%
Without Sales Load [Member] | C000023426
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%				7.89%	6.60%
Without Sales Load [Member] | C000241253
Average Annual Return [Line Items]
Average Annual Return, Percent	24.96%		10.02%
Without Sales Load [Member] | C000059862
Average Annual Return [Line Items]
Average Annual Return, Percent	24.82%				7.81%	6.51%
Without Sales Load [Member] | C000240818
Average Annual Return [Line Items]
Average Annual Return, Percent	21.62%	10.62%